Shareholder Report, Line Graph (Details) 194918_Aristotle-Saul Global Equity Fund_Class I-2_TSR Annual {Class I-2} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 20,807	$ 21,131	$ 17,707	$ 18,363	$ 18,170	$ 11,158	$ 12,709	$ 12,502	$ 11,567	$ 10,000	$ 24,056
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	24,383	22,756	18,468	19,952	18,598	12,030	13,556	13,212	11,504	10,000	$ 29,262
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI THE WORLD INDEX Net (USD)
Accumulated Value	$ 25,662	$ 23,975	$ 19,163	$ 20,610	$ 18,716	$ 12,151	$ 13,560	$ 13,036	$ 11,477	$ 10,000	$ 30,512